Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Shares Authorized	10,000,000	0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	150,000,000	150,000,000
Common stock, issued	14,856,309	1,407,753
Common stock, outstanding	14,856,309	1,407,753
Convertible Preferred Stock [Member]
Convertible Preferred stock, par value	$ 0.0001	$ 0.0001
Convertible Preferred stock, authorized	0	3,647,675
Convertible Preferred stock, issued	0	3,647,675
Convertible Preferred stock, outstanding	0	3,647,675
Temporary Equity, Liquidation Preference		$ 87,459